Right-of-use assets and lease liabilities - Right-Of-Use Assets per Category (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		€ 159.5	€ 180.1
Right-of-use assets - Finance	[1]	5.3	164.8
Properties
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		144.4	158.2
Right-of-use assets - Finance		5.3	130.7
Cars
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		6.7	7.6
Right-of-use assets - Finance		0.0	0.0
Equipment
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		0.0	0.0
Right-of-use assets - Finance		0.0	34.1
Warehouses
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		7.5	11.0
Right-of-use assets - Finance		0.0	0.0
Other
Right-of-use assets operating lease category [Line Items]
Right-of-use assets - Operating		0.9	3.3
Right-of-use assets - Finance		€ 0.0	€ 0.0

[1]	Right-of-use assets - Finance includes amounts with related parties of €0.0 million and €149.9 million at December 31, 2021 and 2020, respectively.